Leases, Codification Topic 842 (Policies)	12 Months Ended
Dec. 28, 2024
Leases [Abstract]
Lessee, Leases
Lessee
We determine whether an arrangement is a lease at inception. We have operating leases for plants, warehouses, distribution centers, storage facilities, offices and other facilities, as well as machinery and equipment, including fleet. Our leases generally have remaining lease terms of up to 20 years, some of which include options to extend the lease term for up to five years and some of which include options to terminate the lease within one year. We consider these options in determining the lease term used to establish our right-of-use assets and lease liabilities. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants.
As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.
We have lease agreements that contain both lease and non-lease components. For real estate leases, we account for lease components together with non-lease components (e.g., common-area maintenance).

Lessor, Leases
Lessor
We have various arrangements for certain foodservice and vending equipment under which we are the lessor. These leases meet the criteria for operating lease classification. Lease income associated with these leases is not material.